Significant Accounting Policies, Textual (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Accounting Policies [Abstract]
Other comprehensive income/(loss)	$ 0	$ 0	$ 0
Provision for doubtful accounts	$ 0	0
Vessels, useful life	25 years
Assets held for sale	$ 0	0
Derivatives	$ 0	$ 0	$ 0
Effective income tax rate		4.00%
Number of reportable segments | segment	1
Number of operating segments | segment	1
Inventory [Line Items]
Inventories	$ 9,265,000	$ 4,139,000
Bunkers
Inventory [Line Items]
Inventories	5,422,000	0
Lubricants
Inventory [Line Items]
Inventories	$ 3,843,000	$ 4,139,000